ACQUISITIONS (Details) $ in Thousands	3 Months Ended										5 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)		Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) Property Portfolio		Dec. 31, 2013 USD ($) Property Portfolio
Properties acquired [Abstract]
Resident fees and services revenue												$ 156,993		$ 83,218
Rental revenue												97,992		1,918
Net loss	$ (13,284)		$ (11,151)	$ (11,030)	$ (10,938)	$ (15,124)		$ (8,679)	$ (4,076)	$ (2,167)		(46,403)		(30,046)
Triple Net Lease Properties [Member] | Holiday [Member]
Properties acquired [Abstract]
Rental revenue											$ 0	$ 65,031		$ 1,399
Acquisitions [Member]
Properties acquired [Abstract]
Number of portfolios acquired | Portfolio												8		9
Number of properties acquired | Property												16		72
Total consideration paid for portfolio acquired	314,935											$ 314,935
Debt issued in connection with the acquisitions												195,144
Resident fees and services revenue												16,327
Rental revenue												8,799
Net loss												9,543
Fair value of identifiable assets acquired and liabilities assumed [Abstract]
Real estate investments	260,543					1,205,607						260,543		$ 1,205,607
In-place lease intangibles	55,195					89,503						55,195		89,503
Above/below market lease intangibles	819					5,049						819		5,049
Other intangibles	0					5,200						0		5,200
Assumed mortgage notes payable	0					(43,128)						0		(43,128)
Other assets, net of other liabilities	(1,622)					(2,157)						(1,622)		(2,157)
Total Consideration	314,935					1,260,074						314,935		1,260,074
Mortgage notes payable	(195,144)					(895,221)						(195,144)		(895,221)
Net assets	119,791					364,853						119,791		364,853
Total acquisition related expenses	3,098					10,323						$ 3,098		10,323
Adjustments to provisional amounts [Abstract]
Maximum measurement period from acquisition date												1 year
Real estate investments												$ (18,379)
In-place lease intangibles												18,164
Market lease intangibles												141
Other liabilities												74
Effect of acquisitions on revenues and pre-tax net income [Abstract]
Revenues												278,900		267,822
Pre-tax net income (loss)												$ (55,028)		$ (53,767)
Acquisitions [Member] | Managed Properties [Member]
Properties acquired [Abstract]
Number of portfolios acquired | Portfolio														7
Number of properties acquired | Property												10		21
Fair value of identifiable assets acquired and liabilities assumed [Abstract]
Real estate investments	116,674	[1]				268,011	[2]					$ 116,674	[1]	$ 268,011	[2]
In-place lease intangibles	15,301	[1]				31,673	[2]					15,301	[1]	31,673	[2]
Above/below market lease intangibles	0	[1]				0	[2]					0	[1]	0	[2]
Other intangibles	0	[1]				5,200	[2]					0	[1]	5,200	[2]
Assumed mortgage notes payable	0	[1]				(43,128)	[2]					0	[1]	(43,128)	[2]
Other assets, net of other liabilities	(70)	[1]				(2,157)	[2]					(70)	[1]	(2,157)	[2]
Total Consideration	131,905	[1]				259,599	[2]					131,905	[1]	259,599	[2]
Mortgage notes payable	(80,144)	[1]				(175,871)	[2]					(80,144)	[1]	(175,871)	[2]
Net assets	51,761	[1]				83,728	[2]					51,761	[1]	83,728	[2]
Total acquisition related expenses	2,105	[1]				5,810	[2]					2,105	[1]	5,810	[2]
Fair value of an earn-out consideration												50		$ 1,500
Maximum limit of earn-out consideration												750
Remeasured earn-out consideration												$ 0
Acquisitions [Member] | Managed Properties [Member] | Holiday [Member]
Properties acquired [Abstract]
Number of acquired properties managed | Property												2		18
Acquisitions [Member] | Managed Properties [Member] | Blue Harbor [Member]
Properties acquired [Abstract]
Number of acquired properties managed | Property												7		3
Acquisitions [Member] | Managed Properties [Member] | JEA [Member]
Properties acquired [Abstract]
Number of acquired properties managed | Property												1
Acquisitions [Member] | Managed Properties [Member] | Assisted Living/Memory Care Properties [Member]
Properties acquired [Abstract]
Number of properties acquired | Property												9
Acquisitions [Member] | Managed Properties [Member] | Independent Living Properties [Member]
Properties acquired [Abstract]
Number of properties acquired | Property												1
Acquisitions [Member] | Triple Net Lease Properties [Member]
Properties acquired [Abstract]
Number of properties acquired | Property												6
Fair value of identifiable assets acquired and liabilities assumed [Abstract]
Real estate investments	143,869					937,596						$ 143,869		$ 937,596
In-place lease intangibles	39,894					57,830						39,894		57,830
Above/below market lease intangibles	819					5,049						819		5,049
Other intangibles	0					0						0		0
Assumed mortgage notes payable	0					0						0		0
Other assets, net of other liabilities	(1,552)					0						(1,552)		0
Total Consideration	183,030					1,000,475						183,030		1,000,475
Mortgage notes payable	(115,000)					(719,350)						(115,000)		(719,350)
Net assets	68,030					281,125						68,030		281,125
Total acquisition related expenses	$ 993					$ 4,513						$ 993		$ 4,513
Acquisitions [Member] | Triple Net Lease Properties [Member] | Holiday [Member]
Properties acquired [Abstract]
Number of portfolios acquired | Portfolio														2
Number of properties acquired | Property														51
Acquisitions [Member] | Triple Net Lease Properties [Member] | Assisted Living/Memory Care Properties [Member]
Properties acquired [Abstract]
Number of properties acquired | Property												1
Acquisitions [Member] | Triple Net Lease Properties [Member] | Independent Living Properties [Member]
Properties acquired [Abstract]
Number of properties acquired | Property												1
Acquisitions [Member] | Triple Net Lease Properties [Member] | Continuing Care Retirement Communities [Member]
Properties acquired [Abstract]
Number of properties acquired | Property												4

[1]	Includes $50 for the fair value of earn-out consideration. The earn-out is limited to $750 as per the agreement.
[2]	Includes $1,500 for the fair value of earn-out consideration. In 2014, this earn-out was remeasured to zero.